Securities - Debt Securities Credit Losses Roll Forward Recorded in Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other than Temporary Impairment [Roll Forward]
Beginning balance	$ 88	$ 91
Add: Initial OTTI credit losses	0	0
Subsequent OTTI credit losses	4	7
Less: Realized losses for securities sold	8	10
Ending balance	$ 84	$ 88